SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Subsequently leveraged credit facility Credit facility available beyond December 31, 2012
Going concern
Net loss	$ (1,018.0)	$ 237.9	$ 85.7
Working capital deficit	522.9
SUBSEQUENT EVENTS
Amount of credit facilities secured				$ 1,300.0